32. Operating Costs and Expenses (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	R$ 306,697	R$ 365,539	R$ 768,696
Provision (reversal) for litigations
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	219,636	386,373	(21,408)
Accounts receivable related to the concession compensation
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	(4,758)	(1,117)	75
Credits on sales and purchases of gas
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	0	(123,586)	87,479
Property, plant and equipment
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	(14,162)	1,921	494,023
Allowance for doubtful accounts (Client and Other credits)
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	96,202	90,589	179,908
Tax credits estimated losses
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	R$ 9,779	11,470	23,917
Estimated losses (reversion) in consortiums
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals		R$ (111)	R$ 4,702